Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands		1 Months Ended		12 Months Ended
	Dec. 18, 2017 CNY (¥) shares	Mar. 30, 2020	Sep. 27, 2019	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 ¥ / shares
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, par value | (per share)					$ 0.003	¥ 0.003
Merger agreement, description		the Company consummated its acquisition of Meten International and EdtechX, pursuant to the Merger Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Meten International and EdtechX, i.e., 318,601,222 ordinary shares of Meten International and 1,971,505 ordinary shares of EdtechX for 1,613,054 and 65,717 ordinary shares of the Company, respectively (the “SPAC Transaction”).		In connection with merger transaction, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of the Company. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.	In connection with merger transaction, on February 28, 2020, March 19, 2020 and March 26, 2020, three unrelated investors agreed to invest USD6,000, USD4,000 and USD6,000 to purchase shares of the Company. The financing of the USD12,000 was completed on March 30, 2020, and the USD4,000 financing was terminated on April 14, 2020 as the investor failed to pay the purchase price by the agreed deadline.
Business transaction description				The transaction is not a business combination because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 12.	The transaction is not a business combination because EdtechX was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Meten International for the net monetary assets of EdtechX, accompanied by a recapitalization. Meten International is determined as the predecessor and the historical financial statements of Meten International became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.1519 established in the reverse recapitalization transaction, which is 48,391,607 divided by 318,601,222, to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 12.
Merger transaction investment | $					$ 20,000
Shares purchase				2,000,000	2,000,000
Stock limited liability	30,000,000
Stock of issued | ¥	¥ 1
Net cash distribution | ¥				¥ 148,270
Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares					500,000,000
Ordinary shares, par value | $ / shares					$ 0.003
Mr. Guo Yupeng [Member]
Organization and Principal Activities (Details) [Line Items]
Transfer of ordinary shares, description			On the same day, the one ordinary share owned by Richard Fear was transferred to Guo Yupeng.
Richard Fear [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issuance, description			On September 27, 2019, the Company issued one ordinary share to its sole director Richard Fear for a purchase price of $0.0001.